Common stock (Tables)	12 Months Ended
Mar. 31, 2023
Common Stock
Statement [Line Items]
Schedule of Stock by Class
The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023

	(shares)
Balance at beginning of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894
Issuance of new shares of common stock due to exercise of stock acquisition rights	—	—	—

Balance at end of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894